UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-09761
Direxion Insurance Trust
(Exact name of registrant as specified in charter)
33 Whitehall Street, 10 th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)
Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Name and address of agent for service)
1-646-572-3390
Registrant’s telephone number, including area code
Date of fiscal year end: December 31, 2007
Date of reporting period: June 30, 2007

Letter to Shareholders

Dear Shareholders,

This Semi-Annual Report covers the period from January 1, 2007 to June 30, 2007 (the “Semi-Annual Period”). During the Semi-Annual Period, the broad equity markets continued to deliver strong returns, as the S&P 500 Index and Dow Jones Industrial Average Index increased 6.96% and 8.76%, respectively, on a total return basis. Gains in the equity markets were fueled by strong corporate earnings and a sustained level of global merger and acquisition activity. However, on February 27th, a sell-off in China sparked a global decline that led to the largest one-day percentage decline in the S&P 500 Index since March 24th, 2003. Despite the sharp declines in February, the strength of the market led to positive Index returns over the course of the Semi-Annual Period.

A flight to quality, in light of the February sell-off, increased volatility in the equity markets and inflation at the higher end of the target range, resulted in the benchmark 10-Year Note moving from 4.7% at the beginning of the period, reaching a high of 5.3% in early June, and ending the period around 5%. The High Yield market continued to deliver positive returns through May. However, this same market experienced a challenging period in the month of June due to pricing pressure related to sub-prime matters in the broad market, a large new issue calendar, increased interest rates and a decline in general equity markets at the end of the Semi-Annual Period.

The Evolution VP All-Cap Equity Fund, Evolution VP Managed Bond Fund and the Dynamic VP HY Bond Fund had a total return of 4.4%, (.45)% and (0.18)%, respectively, over the course of the Semi-Annual Period.

As always, we thank you for using Direxion Funds and we look forward to our mutual success.

Todd Kellerman
Chief Financial Officer
Direxion Funds

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511. The Evolution VP All-Cap Equity Fund, Evolution VP Managed Bond Fund and the Dynamic VP HY Bond Fund had gross annualized expense ratios, before reimbursement/recoupment, of 1.90%, 2.42% and 1.59% respectively.

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. Investors considering an investment may obtain a prospectus by calling 1-800-851-0511. Investors should read the prospectus carefully for more complete information, including charges, expenses, and additional risks, before investing or sending money.

Distributed by: Rafferty Capital Markets, LLC
Date of First Use: August 29, 2007

Expense Example

June 30, 2007 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (January 1, 2007 – June 30, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The tables below do not reflect any fees and expenses imposed under variable annuity contracts and variable life insurance policies (“Contracts”) and certain qualified pension and retirement plans (“Plans”), which would increase overall fees and expenses. Please refer to your Contract or Plan Prospectus for a description of those fees and expenses.

Expense Example

June 30, 2007 (Unaudited)

	Evolution VP Managed Bond Fund (Unaudited)
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2007 –
	January 1, 2007	June 30, 2007	June 30, 2007*

Actual	$1,000.00	$995.50	$9.90
Hypothetical (5% return before expenses)	1,000.00	1,014.88	9.99

*	Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

	Evolution VP All-Cap Equity Fund (Unaudited)
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2007 –
	January 1, 2007	June 30, 2007	June 30, 2007*

Actual	$1,000.00	$1,044.00	$10.03
Hypothetical (5% return before expenses)	1,000.00	1,014.98	9.89

*	Expenses are equal to the Fund’s annualized expense ratio of 1.98%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

	Dynamic VP HY Bond Fund (Unaudited)
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2007 –
	January 1, 2007	June 30, 2007	June 30, 2007*

Actual	$1,000.00	$998.20	$7.13
Hypothetical (5% return before expenses)	1,000.00	1,017.65	7.20

**	Expenses are equal to the Fund’s annualized expense ratio of 1.44%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Evolution VP Managed Bond Fund

Allocation of Fund Holdings (Unaudited)
June 30, 2007

Evolution VP All-Cap Equity Fund

Allocation of Fund Holdings (Unaudited)
June 30, 2007

The percentages in these graphs are calculated based on net assets.
*  Cash and other assets less liabilities.
** These are investment companies that primarily invest in this category of securities.

Dynamic VP HY Bond Fund

Allocation of Fund Holdings (Unaudited)
June 30, 2007

The percentages in these graphs are calculated based on net assets.
*  Cash and other assets less liabilities.
** These are investment companies that primarily invest in this category of securities.

Direxion Evolution VP Managed Bond Fund

Schedule of Investments
June 30, 2007 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 20.1%
1,098	Alliance World Dollar Government Fund II	$14,856
1,127	Blackrock Corporate High Yield Fund VI	15,181
797	Blackrock Floating Rate Income Strategies Fund	15,079
771	Blackrock Preferred Income Strategies Fund	15,004
877	Evergreen Managed Income Fund	14,935
734	Flaherty & Crumrine/Claymore Preferred Securities Income Fund	14,988
591	iShares GS $ InvesTop Corporate Bond Fund	61,807
1,513	iShares Lehman 7-10 Year Treasury Bond Fund	122,614
13,488	iShares Lehman 20+ Year Treasury Bond Fund	1,148,503
5,690	iShares Lehman Treasury Inflation Protected Securities Fund	563,196
4,044	iShares iBoxx $ High Yield Corporate Bond Fund	412,043
1,755	MFS Charter Income Trust	14,865
2,468	MFS Intermediate Income Trust	14,932
952	Neuberger Berman Income Opportunity Fund	14,946
2,279	Putnam Premier Income Trust	15,041
1,037	Templeton Emerging Markets Income Fund	15,088
834	Western Asset Emerging Markets Debt Fund	14,904
1,368	Western Asset High Income Fund II	14,952
1,294	Western Asset/Claymore US Treasury Inflation Protected Securities Fund 2	14,933

	TOTAL INVESTMENT COMPANIES (Cost $2,511,500)	$2,517,867

Face
Amount		Value

SHORT TERM INVESTMENTS - 72.5%
U.S. GOVERNMENT OBLIGATIONS 71.8%
$2,250,000	Farmer Mac Discount Note 4.881%, 07/02/2007	$2,250,000
2,250,000	Federal Farm Credit Discount Note 4.800%, 07/02/2007	2,250,000
2,250,000	Federal Home Loan Bank Discount Note 5.271%, 07/02/2007	2,250,000
2,250,000	Freddie Mac Discount Note 4.829%, 07/02/2007	2,250,000

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	$9,000,000

Shares

MONEY MARKET FUND 0.7%
83,314	Federated Prime Obligations Fund - Class I	$83,314

	TOTAL SHORT-TERM INVESTMENTS (Cost $9,083,314)	9,083,314

	TOTAL INVESTMENTS - 92.6% (Cost $11,594,814)	11,601,181
	Other Assets in Excess of Liabilities - 7.4%	931,226

	TOTAL NET ASSETS - 100.0%	$12,532,407

Percentages are calculated as a percent of net assets.

See notes to the financial statements.

Direxion Evolution VP All-Cap Equity Fund

Schedule of Investments
June 30, 2007 (Unaudited)

Shares		Value

COMMON STOCKS - 69.4%
Aerospace & Defense - 0.8%
953	Alliant Techsystems, Inc.*	$94,490
538	Ceradyne, Inc.*	39,791
186	Lockheed Martin Corp.	17,508
1,013	United Technologies Corp.	71,852

		223,641

Air Freight & Logistics - 0.6%
598	FedEx Corp.	66,360
2,050	Forward Air Corp.	69,885
864	Ryanair Holdings PLC - ADR*	32,616

		168,861

Airlines - 0.4%
3,198	UAL Corp.*	129,807

Auto Components - 0.4%
313	Johnson Controls, Inc.	36,236
2,280	Keystone Automotive Industries, Inc.*	94,324

		130,560

Automobiles - 0.6%
694	DaimlerChrysler AG	63,814
895	Harley-Davidson, Inc.	53,351
690	Honda Motor Co. Ltd. - ADR	25,040
274	Monaco Coach Corp.*	3,932
1,312	Nissan Motor Co Ltd. - ADR	28,129

		174,266

Beverages - 1.1%
543	Coca-Cola Enterprises, Inc.	13,032
1,029	Companhia de Bebidas das Americas	72,030
1,236	Diageo PLC - ADR	102,971
Beverages - 1.1% (Continued)
913	Fomento Economico Mexicano SA de CV - ADR	35,899
1,651	PepsiCo, Inc.	107,068

		331,000

Biotechnology - 0.8%
2,194	Amgen, Inc.*	121,306
1,849	Celgene Corp.*	106,003
108	Invitrogen Corp.*	7,965

		235,274

Capital Markets - 0.6%
146	AG Edwards, Inc.	12,344
462	Credit Suisse Group - ADR	32,784
4,032	Janus Capital Group, Inc.	112,251
112	SWS Group, Inc.	2,421
2,363	TradeStation Group, Inc.*	27,529

		187,329

Chemicals - 0.1%
202	Cytec Industries, Inc.	12,881
169	Lubrizol Corp.	10,909

		23,790

Commercial Banks - 2.6%
2,729	ABN AMRO Holding NV - ADR	125,316
7,994	Banco Bradesco SA	192,735
3,445	Banco Itau Holding Financeira SA	153,096
1,547	BanColombia SA	50,788
642	Barclays PLC - ADR	35,817
322	Comerica, Inc.	19,149
572	Kookmin Bank - ADR*	50,176
1,043	Uniao de Bancos Brasileiros SA	117,724

		744,801

See notes to the financial statements.

Direxion Evolution VP All-Cap Equity Fund

Schedule of Investments (continued)
June 30, 2007 (Unaudited)

Shares		Value

COMMON STOCKS - 69.4% (Continued)
Commercial Services & Supplies - 1.2%
249	Career Education Corp.*	$8,409
316	Deluxe Corp.	12,833
434	Equifax, Inc.	19,278
1,402	Gevity HR, Inc.	27,101
193	ITT Educational Services, Inc.*	22,654
1,194	Labor Ready, Inc.*	27,593
415	Manpower, Inc.	38,280
2,739	Monster Worldwide, Inc.*	112,573
414	Pitney Bowes, Inc.	19,384
300	RR Donnelley & Sons Co.	13,053
395	Tetra Tech, Inc.*	8,512
202	Viad Corp.	8,518
139	Volt Information Sciences, Inc.*	2,563
425	Waste Connections, Inc.*	12,852
333	Waste Management, Inc.	13,004
13	Watson Wyatt Worldwide, Inc. - Class A	656

		347,263

Communications Equipment - 2.1%
1,615	CommScope, Inc.*	94,235
1,459	Comtech Telecommunications Corp.*	67,727
2,185	Harris Corp.	119,192
4,666	Plantronics, Inc.	122,342
4,313	QUALCOMM, Inc.	187,141
630	Telefonaktiebolaget LM Ericsson - ADR	25,131
131	Viasat, Inc.*	4,205

		619,973

Computers & Peripherals - 2.6%
1,540	Apple Computer, Inc.*	187,942
6,601	EMC Corp.*	119,478
Computers & Peripherals - 2.6% (Continued)
696	International Business Machines Corp.	73,254
2,160	Komag, Inc.*	68,882
3,673	Logitech International SA * ^	96,930
1,412	SanDisk Corp.*	69,103
7,713	Western Digital Corp.*	149,247

		764,836

Construction & Engineering - 0.1%
116	EMCOR Group, Inc.*	8,456
148	Jacobs Engineering Group, Inc.*	8,512

		16,968

Construction Materials - 0.9%
4,155	Cemex SAB de C.V. - ADR*	153,319
126	Florida Rock Industries, Inc.	8,505
249	Martin Marietta Materials, Inc.	40,343
436	Texas Industries, Inc.	34,187
166	Vulcan Materials Co.	19,014

		255,368

Consumer Services - 0.0%
185	Pre-Paid Legal Services, Inc.*	11,897

Containers & Packaging - 0.1%
360	Aptargroup, Inc.	12,802
391	Bemis Company, Inc.	12,973
82	Rock-Tenn Co. - Class A*	2,601
302	Sonoco Products Co.	12,932

		41,308

Diversified Financial Services - 0.2%
646	Financial Federal Corp.	19,264
1,144	ING Groep NV - ADR	50,301

		69,565

See notes to the financial statements.

Direxion Evolution VP All-Cap Equity Fund

Schedule of Investments (continued)
June 30, 2007 (Unaudited)

Shares		Value

COMMON STOCKS - 69.4% (Continued)
Diversified Telecommunication Services - 2.3%
738	Compania Anonima Nacionl Tel - ADR	$10,885
3,400	KT Corp. - ADR*	79,764
2,190	Philippine Long Distance Telephone Co. - ADR	125,268
9,716	Qwest Communications International, Inc.*	94,245
5,114	Tele Norte Leste Participacoes SA	97,013
3,000	Telecomunicacoes De Sao Paulo	97,620
4,517	Telefonos de Mexico SA de CV - ADR	171,149

		675,944

Electric Utilities - 1.6%
4,767	Companhia Energetica de Minas Gerais	100,584
2,966	Companhia Paranaense de Energia-Copel	50,808
465	CPFL Energia S.A. - ADR	28,240
3,097	E.ON AG - ADR	172,317
1,789	Enersis S.A. - ADR	35,869
602	Huaneng Power International, Inc. - ADR	27,963
1,626	Korea Electric Power Corp. - ADR*	35,609
559	The Southern Co.	19,168

		470,558

Electrical Equipment - 2.7%
4,323	ABB Ltd. - ADR	97,700
291	Aeroflex, Inc.*	4,123
192	Arrow Electronics, Inc.*	7,379
136	Avnet, Inc.*	5,391
5,247	Cognex Corp.	118,110
337	Cooper Industries Ltd.	19,239
391	Emerson Electric Co.	18,299
Electrical Equipment - 2.7% (Continued)
4,626	Flir Systems, Inc.*	213,952
332	Jabil Circuit, Inc.	7,327
5,270	LoJack Corp.*	117,468
255	Methode Electronics, Inc.*	3,991
3,996	Molex, Inc.	119,920
967	Park Electrochemical Corp.	27,250
277	Rockwell Automation, Inc.	19,235
155	Woodward Governor Co.	8,319

		787,703

Electronic Equipment & Instruments - 0.4%
3,373	Amphenol Corp. - Class A	120,247

Energy Equipment & Services 3.3%
124	Atwood Oceanics, Inc.*	8,509
3,512	BJ Services Co.	99,881
1,560	Cameron International Corp.*	111,493
852	ENSCO International, Inc.	51,981
1,081	National-Oilwell, Inc.*	112,684
1,791	Noble Corp.	174,658
3,064	Pride International, Inc.*	114,777
1,244	Tenaris SA - ADR	60,906
1,074	Transocean, Inc.*	113,823
2,033	Weatherford International Ltd.*	112,303

		961,015

Food & Staples Retailing - 0.6%
3,368	The Kroger Co.	94,742
2,843	Performance Food Group Co.*	92,369

		187,111

Food Products - 0.4%
496	Campbell Soup Co.	19,250
347	Hormel Foods Corp.	12,960
679	Tootsie Roll Industries, Inc.	18,815

See notes to the financial statements.

Direxion Evolution VP All-Cap Equity Fund

Schedule of Investments (continued)
June 30, 2007 (Unaudited)

Shares		Value

COMMON STOCKS - 69.4% (Continued)
Food Products - 0.4% (Continued)
908	Unilever NV - ADR	$28,166
1,115	Unilever PLC - ADR	35,970

		115,161

Gas Utilities - 0.0%
137	Atmos Energy Corp.*	4,118

Health Care Equipment & Supplies - 1.1%
2,738	Advanced Medical Optics, Inc.*	95,501
2,122	Arthrocare Corp.*	93,177
174	Becton, Dickinson & Co.	12,963
103	C.R. Bard, Inc.	8,511
134	Greatbatch, Inc.*	4,342
333	Immucor, Inc.*	9,314
1,694	Varian, Inc.*	92,882
33	Viasys Healthcare, Inc.*	1,411

		318,101

Health Care Providers & Services - 1.5%
150	Aetna, Inc.	7,410
229	Amedisys, Inc.*	8,320
1,947	AMERIGROUP Corp.*	46,339
247	CIGNA Corp.	12,898
1,245	Coventry Health Care, Inc.*	71,774
146	Express Scripts, Inc.*	7,301
141	Health Net, Inc.*	7,445
177	Healthways, Inc.*	8,384
2,204	Humana, Inc.*	134,246
166	Laboratory Corp Of America Holdings*	12,991
3,026	Odyssey HealthCare, Inc.*	35,888
1,392	Quest Diagnostics, Inc.	71,897
Health Care Providers & Services - 1.5% (Continued)
201	Sierra Health Services, Inc.*	8,358
74	Wellpoint, Inc.*	5,907

		439,158

Health Care Technology - 0.1%
1,299	IMS Health, Inc.	41,737

Hotels Restaurants & Leisure - 0.6%
1,367	Ctrip.com International Ltd. - ADR	107,487
352	IHOP Corp.	19,159
378	McDonald’s Corp.	19,187
205	O’Charleys, Inc.*	4,133
89	Papa John’s International, Inc.*	2,560
580	Yum! Brands, Inc.	18,978

		171,504

Household Durables - 1.7%
1,659	Beazer Homes USA, Inc.	40,927
602	The Black & Decker Corp.	53,163
374	D.R. Horton, Inc.	7,454
592	Desarrolladora Homex SA de CV - ADR*	35,869
130	Fortune Brands, Inc.	10,708
189	KB Home	7,441
335	Leggett & Platt, Inc.	7,387
1,479	Lennar Corp.	54,072
4,949	Matsushita Electric Industrial Co. Ltd. - ADR	98,040
839	MDC Holdings, Inc.	40,574
1,503	Meritage Homes Corp.*	40,205
1,015	Ryland Group, Inc.	37,931
2,327	Toll Brothers, Inc.*	58,128
65	Whirlpool Corp.	7,228

		499,127

See notes to the financial statements.

Direxion Evolution VP All-Cap Equity Fund

Schedule of Investments (continued)
June 30, 2007 (Unaudited)

Shares		Value

COMMON STOCKS - 69.4% (Continued)
Household Products - 0.0%
1,068	Central Garden and Pet Co.*	$13,094

Independent Power Producers & Energy Traders 0.1%
184	Constellation Energy Group, Inc.	16,039

Industrial Conglomerates - 0.6%
612	3M Co.	53,116
1,159	Carlisle Cos., Inc.	53,905
486	Textron, Inc.	53,513

		160,534

Insurance - 1.2%
2,564	Aegon NV - ADR	50,383
2,157	Allianz AG - ADR	50,193
2,846	Brown & Brown, Inc.	71,549
663	China Life Insurance Company Ltd. - ADR*	35,583
1,251	Chubb Corp.	67,729
149	First American Corp.	7,376
410	Prudential Financial, Inc.	39,864
1,516	Selective Insurance Group, Inc.	40,750

		363,427

Internet & Catalog Retail - 1.1%
1,655	Amazon.com, Inc.*	113,218
4,040	Coldwater Creek, Inc.*	93,849
3,726	eBay, Inc.*	119,903

		326,970

Internet Software & Services - 2.2%
194	Baidu.com, Inc. - ADR*	32,588
1,405	Bankrate, Inc.*	67,328
359	Google, Inc.*	187,893
1,970	j2 Global Communications, Inc.*	68,753
1,659	NetEase.com, Inc. - ADR*	28,236
Internet Software & Services - 2.2% (Continued)
3,126	Websense, Inc.*	66,428
6,877	Yahoo!, Inc.*	186,573

		637,799

IT Services - 0.8%
395	Automatic Data Processing, Inc.	19,146
2,341	The BISYS Group, Inc.*	27,694
1,485	Cognizant Technology Solutions Corp.*	111,509
535	Convergys Corp.*	12,968
164	DST Systems, Inc.*	12,990
1,084	SRA International, Inc. - Class A*	27,382
1,442	SYKES Enterprises, Inc.*	27,384

		239,073

Leisure Equipment & Products - 0.3%
1,611	Jakks Pacific, Inc.*	45,334
734	Polaris Industries, Inc.	39,753

		85,087

Machinery - 4.4%
480	ASV, Inc.*	8,294
408	Barnes Group, Inc.	12,925
2,610	Caterpillar, Inc.	204,363
65	Cummins, Inc.	6,579
1,576	Danaher Corp.	118,988
2,326	Dover Corp.	118,975
576	Eaton Corp.	53,568
1,750	Graco, Inc.	70,490
968	Harsco Corp.	50,336
221	IDEX Corp.	8,517
1,345	Illinois Tool Works, Inc.	72,886
369	Kaydon Corp.	19,232
364	Nordson Corp.	18,258
836	Paccar, Inc.	72,766

See notes to the financial statements.

Direxion Evolution VP All-Cap Equity Fund

Schedule of Investments (continued)
June 30, 2007 (Unaudited)

Shares		Value

COMMON STOCKS - 69.4% (Continued)
Machinery - 4.4% (Continued)
2,954	Parker Hannifin Corp.	$289,226
1,174	Reliance Steel & Aluminum Co.	66,049
704	Terex Corp.*	57,235
220	Toro Co.	12,956
1,441	Volvo AB - ADR	28,662

		1,290,305

Media - 0.3%
367	Arbitron, Inc.	18,912
704	Focus Media Holding Ltd. - ADR*	35,552
581	Tribune Co.	17,081
11	The Washington Post Co. - Class B	8,537

		80,082

Medical Instruments - 0.6%
2,774	MedImmune, Inc.*	160,892

Metals & Mining - 3.9%
184	Alcoa, Inc.	7,457
479	Allegheny Technologies, Inc.	50,238
2,117	Aluminum Corporation of China Ltd. - ADR	90,396
703	Chaparral Steel Co.	50,525
1,348	Cia de Minas Buenaventura SA - ADR	50,496
863	Cleveland-Cliffs, Inc.	67,029
706	Companhia Siderurgica Nacional SA - ADR	36,514
685	Freeport-McMoRan Copper & Gold, Inc. - Class B	56,732
1,967	Gerdau SA	50,578
195	Nucor Corp.	11,437
2,349	Peabody Energy Corp.	113,645
2,386	POSCO - ADR*	286,320
147	Quanex Corp.*	7,159
Metals & Mining - 3.9% (Continued)
662	Rio Tinto PLC - ADR	202,651
433	United States Steel Corp.	47,089

		1,128,266

Multiline Retail - 0.4%
102	J.C. Penney Co., Inc.	7,383
1,329	Kohl’s Corp.*	94,399

		101,782

Oil, Gas & Consumable Fuels - 7.1%
656	Apache Corp.	53,523
1,193	BG Group PLC - ADR	97,575
699	BP PLC - ADR	50,426
1,667	Cabot Oil & Gas Corp.	61,479
1,547	Chesapeake Energy Corp.	53,526
636	Chevron Corp.	53,577
1,530	China Petroleum & Chemical Corp. - ADR	170,809
1,377	Cimarex Energy Co.	54,268
441	CNOOC Ltd. - ADR	50,137
1,605	ConocoPhillips	125,992
686	Devon Energy Corp.	53,707
695	ENI SpA - ADR	50,283
636	Exxon Mobil Corp.	53,348
259	Frontier Oil Corp.	11,336
126	Hess Corp.	7,429
2,061	Marathon Oil Corp.	123,578
1,594	Murphy Oil Corp.	94,747
2,528	Norsk Hydro ASA - ADR	96,747
935	Occidental Petroleum Corp.	54,118
1,006	Penn Virginia Corp.	40,441
1,160	PetroChina Company Ltd. - ADR	172,469
1,429	Petroleo Brasileiro SA - ADR	173,295
1,099	Petroleum Development Corp.*	52,181

See notes to the financial statements.

Direxion Evolution VP All-Cap Equity Fund

Schedule of Investments (continued)
June 30, 2007 (Unaudited)

Shares		Value

COMMON STOCKS - 69.4% (Continued)
Oil, Gas & Consumable Fuels - 7.1% (Continued)
982	Royal Dutch Shell PLC - ADR	$79,738
2,486	Southwestern Energy Co.*	110,627
93	Sunoco, Inc.	7,410
932	Swift Energy Co.*	39,852
725	Valero Energy Corp.	53,549

		2,046,167

Paper & Forest Products - 0.2%
765	Aracruz Celulose SA	50,674

Personal Products - 0.1%
359	Alberto-Culver Co.	8,516
1,745	Mannatech, Inc.	27,728

		36,244

Pharmaceuticals - 1.2%
360	Abbott Laboratories	19,278
1,391	AstraZeneca PLC - ADR	74,391
191	Bradley Pharmaceuticals, Inc.*	4,147
3,398	Elan Corp. PLC - ADR*	74,518
138	Johnson & Johnson	8,503
383	King Pharmaceuticals, Inc.*	7,836
205	Omnicare, Inc.	7,392
303	Pfizer, Inc.	7,748
2,773	Sepracor, Inc.*	113,748
483	Shire Pharmaceuticals PLC - ADR	35,805

		353,366

Real Estate Investment Trusts - 0.0%
232	CB Richard Ellis Group, Inc. - Class A*	8,468

Road & Rail - 0.7%
1,132	Burlington Northern Santa Fe Corp.	96,378
3,110	Old Dominion Freight Line, Inc.*	93,767

		190,145

Semiconductor & Semiconductor Equipment - 4.0%
3,991	Altera Corp.	88,321
508	Analog Devices, Inc.	19,121
1,082	Cree, Inc.*	27,970
1,746	Diodes, Inc.*	72,930
805	Intel Corp.	19,127
2,821	Intevac, Inc.*	59,974
2,990	Lam Research Corp.*	153,686
5,171	Linear Technology Corp.	187,087
1,074	MEMC Electronic Materials, Inc.*	65,643
4,976	Microsemi Corp.*	119,175
146	MKS Instruments, Inc.*	4,044
4,979	Texas Instruments, Inc.	187,360
8,094	United Microelectronics Corp. - ADR	27,682
4,424	Xilinx, Inc.	118,430

		1,150,550

Software - 2.4%
2,558	ANSYS, Inc.*	67,787
5,470	Captaris, Inc.*	28,006
571	Citrix Systems, Inc.*	19,226
638	Intuit, Inc.*	19,191
997	Manhattan Associates, Inc.*	27,826
2,191	MICRO Systems, Inc.*	119,190
653	Microsoft Corp.	19,244
5,646	Oracle Corp.*	111,283
5,561	Quality Systems, Inc.	211,151

See notes to the financial statements.

Direxion Evolution VP All-Cap Equity Fund

Schedule of Investments (continued)
June 30, 2007 (Unaudited)

Shares		Value

COMMON STOCKS - 69.4% (Continued)
Software - 2.4% (Continued)
1,176	Shanda Interactive Entertainment Ltd. - ADR*	$36,456
890	THQ, Inc.*	27,163

		686,523

Specialty Retail - 3.1%
293	Abercrombie & Fitch Co. - Class A	21,383
183	Advance Auto Parts	7,417
611	Aeropostale, Inc.*	25,466
843	Autozone, Inc.*	115,171
392	CarMax, Inc.*	9,996
1,627	Christopher & Banks Corp.	27,903
2,396	HOT Topic, Inc.*	26,045
1,829	Men’s Wearhouse, Inc.	93,407
26	OfficeMax, Inc.	1,022
2,573	O’Reilly Automotive, Inc.*	94,043
1,230	Pacific Sunwear of California, Inc.*	27,060
2,470	The Sherwin-Williams Co.	164,181
1,784	Tractor Supply Co.*	92,857
2,099	Tween Brands, Inc.*	93,615
4,021	Zale Corp.*	95,740

		895,306

Textiles, Apparel & Luxury Goods - 0.3%
949	K-Swiss, Inc. - Class A	26,885
296	Liz Claiborne, Inc.	11,041
103	Movado Group, Inc.	3,475
827	Nike, Inc. - Class B	48,206

		89,607

Thrifts & Mortgage Finance - 0.7%
1,610	Countrywide Financial Corp.	58,524
603	Downey Financial Corp.	39,786
Thrifts & Mortgage Finance - 0.7% (Continued)
703	FirstFed Financial Corp.*	39,881
1,338	The PMI Group Inc.	59,768

		197,959

Tobacco - 0.2%
157	Altria Group, Inc.	11,012
634	Reynolds American, Inc.	41,337

		52,349

Trading Companies & Distributors - 0.2%
579	W.W. Grainger, Inc.	53,876

Water Utilities 0.2%
1,138	Companhia de Saneamento Basico do Estado de Sao Paulo - ADR	50,163

Wireless Telecommunication Services - 1.6%
1,157	America Movil SA de CV, Series L - ADR	71,653
10,026	China Unicom Ltd. - ADR	172,748
1,011	Mobile TeleSystems - ADR*	61,236
316	OAO Vimpel-Communications - ADR	33,294
2,881	SK Telecom Co. Ltd. - ADR	78,796
1,075	Vodafone Group PLC - ADR	36,152

		453,879

	TOTAL COMMON STOCKS (Cost $18,624,029)	$20,186,617

INVESTMENT COMPANIES - 8.6%
6,695	iShares S&P MidCap Value Index Fund	579,452
5,296	iShares Russell Microcap Index Fund	320,408

See notes to the financial statements.

Direxion Evolution VP All-Cap Equity Fund

Schedule of Investments (continued)
June 30, 2007 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 8.6% (Continued)
6,234	iShares MSCI Emerging Markets Index Fund	$815,719
3,694	iShares S&P Latin American 40 Index Fund	787,007

	TOTAL INVESTMENT COMPANIES (Cost $2,328,507)	$2,502,586

Face
Amount

SHORT-TERM INVESTMENTS - 15.1%’
$4,401,000	Federal Farm Credit Discount Note 4.869%, 07/02/2007	$4,401,000

Shares		Value

MONEY MARKET FUND - 0.0%
9,367	Federated Prime Obligations Fund - Class I	$9,367

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,410,367)	$4,410,367

	TOTAL INVESTMENTS - 93.1% (Cost $25,362,903)	$27,099,570
	Other Assets in Excess of Liabilities - 6.9%	2,007,444

	TOTAL NET ASSETS - 100.0%	$29,107,014

Percentages are stated as a percent of net assets.

ADR American Depository Receipt

*	Non-income producing.
^	Foreign security.

Schedule of Short Futures Contracts
June 30, 2007 (Unaudited)

		Unrealized
Contracts		(Depreciation)

157	NASDAQ 100 Mini Futures
	Expiring September 2007 (Underlying Face Amount at Market Value $6,144,195)	($104,994)

See notes to the financial statements.

Direxion Dynamic VP HY Bond Fund

Schedule of Investments
June 30, 2007 (Unaudited)

Shares		Value

COMMON STOCKS 0.3%

Oil, Gas & Consumable Fuels 0.3%
400	Teekay Shipping Corp.	$23,164

	TOTAL COMMON STOCKS (Cost $24,220)	$23,164

Face
Amount

CORPORATE BONDS 22.0%
Auto Components 6.7%
$500,000	Goodyear Tire & Rubber Co. 9.140%, 12/01/2009 (Acquired 11/16/2006, Cost $499,046)(1)(2)	$503,749

Food Products 1.3%
100,000	Dole Food Co, Inc. 7.250%, 06/15/2010	97,000

Grantor Trust 11.2%
850,000	TRAINS High Yield Note, 7.548%, 05/01/2016 (Cost $834,063; Acquired 07/06/2006)(1)(2)	836,644

Health Care Providers & Services 1.4%
100,000	Triad Hospitals, Inc. 7.000%, 11/15/2013	105,370

CORPORATE BONDS 22.0% (continued)

Face
Amount		Value

Metals & Mining 1.4%
$100,000	Novelis, Inc. 8.250%, 02/15/2015	$103,125

	TOTAL CORPORATE BONDS (Cost $1,622,835)	$1,645,888

	TOTAL INVESTMENTS - 22.3% (Cost $1,647,055)	$1,669,052
	Other Assets in Excess of Liabilities - 77.7%	5,848,784

	TOTAL NET ASSETS - 100.0%	$7,517,836

Percentages are stated as a percent of net assets.

(1)	144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At June 30, 2007, the market value of 144A securities was $1,340,393 or 17.8% of net assets.

(2)	The coupon rate shown on variable rate securities represents rates on June 30, 2007.

See notes to the financial statements.

Direxion Dynamic VP HY Bond Fund

Schedule of Securities Sold Short
June 30, 2007 (Unaudited)

Face
Amount		Value

CORPORATE BOND:
$16,000	Goodyear Tire & Rubber Co. 9.00%, 07/01/2015	$17,320

	TOTAL SECURITIES SOLD SHORT (Proceeds $17,128)	$17,320

Schedule of Swap Contracts
June 30, 2007 (Unaudited)

		Market	Notional	Termination	Appreciation/
Counterparty	Reference Entity	Value	Amount	Date	(Depreciation)

Barclays	General Motors Corp.	$1,976,700	$2,000,000	3/20/2010	$(21,839)

See notes to the financial statements.

Statements Of Assets and Liabilities (Unaudited)

June 30, 2007

	Evolution VP Managed	Evolution VP All-Cap	Dynamic VP HY
	Bond Fund	Equity Fund	Bond Fund

Assets:
Investments, at market value (Note 2)	$11,601,181	$27,099,570	$1,669,052
Cash	—	5,656	—
Receivable for investments sold	1,095,437	2,588,525	6,146,397
Receivable for Fund shares sold	5,093	46,035	162,867
Receivable for futures	—	—	6,716
Deposit at broker for futures	—	3,258	18,000
Deposit at broker for shorts	—	408,200	—
Deposit at broker for swaps	—	—	1,070,000
Dividends and interest receivable	35,121	26,902	247,610
Other assets	6,771	10,255	14,312

Total Assets	12,743,603	30,188,401	9,334,954

Liabilities:
Securities Sold Short	—	—	17,320
Payable for investments purchased	137,971	982,930	—
Payable for Fund shares redeemed	1,005	3,477	42
Payable for variation margin	—	4,710	—
Payable to Custodian	3,493	—	1,566,992
Payable to Adviser	3,799	24,116	37,997
Payable to broker for swaps	—	—	114,658
Unrealized depreciation on swaps	—	—	21,839
Accrued distribution expense	2,612	6,140	14,434
Accrued expenses and other liabilities	62,316	60,014	43,836

Total Liabilities	211,196	1,081,387	1,817,118

Net Assets	$12,532,407	$29,107,014	$7,517,836

Net Assets Consist Of:
Capital stock	$12,476,700	$25,644,932	$7,036,489
Accumulated undistributed net investment income	524,250	7,087	563,925
Accumulated undistributed net realized gain (loss)	(474,910)	1,823,322	(82,544)
Net unrealized appreciation (depreciation)	6,367	1,631,673	(34)

Total Net Assets	$12,532,407	$29,107,014	$7,517,836

Calculation of Net Asset Value Per Share:
Net assets	$12,532,407	$29,107,014	$7,517,836
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	629,554	1,084,253	375,013
Net asset value, redemption price and offering price per share	$19.91	$26.85	$20.05

Cost of Investments	$11,594,814	$25,362,903	$1,647,055

Proceeds from Securities Sold Short	$—	$—	$17,128

See notes to the financial statements.

Statements of Operations (Unaudited)

For the Six Months Ended June 30, 2007

	Evolution VP Managed	Evolution VP All-Cap
	Bond Fund	Equity Fund

Investment income:
Dividend income (net of foreign withholding tax of $0 and $2,468, respectively)	$187,658	$136,734
Interest income	116,240	70,673

Total investment income	303,898	207,407

Expenses:
Investment advisory fees	63,476	141,086
Distribution expenses	15,869	35,272
Administration fees	8,679	8,679
Shareholder servicing fees	19,240	35,984
Fund accounting fees	15,124	15,124
Custody fees	4,878	4,835
Professional fees	13,989	14,806
Reports to shareholders	10,355	10,608
Directors’ fees and expenses	380	380
Other	1,899	1,899

Total expenses before reimbursement/recoupment	153,889	268,673
Less: Reimbursement of expenses by Adviser	(26,938)	—
Plus: Recoupment of expenses by Adviser	—	10,616

Total expenses	126,951	279,289

Net investment income	176,947	(71,882)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(144,443)	2,257,329
Futures	(778)	(1,038,897)
Swaps	17,428	—

	(127,793)	1,218,432

Change in unrealized appreciation (depreciation) on:
Investments	(109,079)	184,113
Futures	—	(104,994)

	(109,079)	79,119

Net realized and unrealized gain (loss) on investments	(236,872)	1,297,551

Net increase (decrease) in net assets resulting from operations	$(59,925)	$1,225,669

See notes to the financial statements.

Statements of Operations (Unaudited)

For the Six Months Ended June 30, 2007

Dynamic VP HY
Bond Fund

Investment income:
Dividend income	$4,176
Interest income	1,277,072

Total investment income	1,281,248

Expenses:
Investment advisory fees	163,611
Distribution expenses	130,889
Administration fees	8,679
Shareholder servicing fees	4,853
Fund accounting fees	10,165
Custody fees	3,030
Professional fees	16,247
Reports to shareholders	6,116
Directors’ fees and expenses	1,107
Other	2,488

Total expenses before waiver/recoupment	347,185
Less: Waiver of expenses by Distributor	(32,722)

Total expenses	314,463

Net investment income	966,785

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	709,214
Futures	(452,065)
Swaps	832,963

1,090,112

Change in unrealized appreciation (depreciation) on:
Investments	(549,565)
Swaps	(891,139)
Short Securities	(192)

(1,440,896)

Net realized and unrealized gain (loss) on investments	(350,784)

Net increase in net assets resulting from operations	$616,001

See notes to the financial statements.

Statements of Changes in Net Assets (Unaudited)

	Evolution VP Managed Bond Fund		Evolution VP All-Cap Equity Fund
	Six Months Ended		Six Months Ended
	June 30, 2007	Year Ended	June 30, 2007	Year Ended
	(Unaudited)	December 31, 2006	(Unaudited)	December 31, 2006

Operations:
Net investment income	$176,947	$288,211	$(71,882)	$80,263
Net realized gain (loss) on investments	(127,793)	(110,474)	1,218,432	811,720
Change in unrealized appreciation (depreciation) on investments	(109,079)	95,186	79,119	1,121,731

Net increase (decrease) in net assets resulting from operations	(59,925)	272,923	1,225,669	2,013,714

Distributions to shareholders:
Net investment income		(30,745)	—	(4,381)
Net realized gains	—	—	—	(358,497)

Total distributions	—	(30,745)	—	(362,878)

Capital share transactions:
Proceeds from shares sold	1,173,585	10,112,920	3,985,669	19,734,601
Proceeds from shares issued to holders in reinvestment of distributions	—	30,745	—	362,878
Cost of shares redeemed	(1,821,451)	(1,342,210)	(3,308,211)	(2,524,896)

Net increase in net assets resulting from beneficial interest transactions	(647,866)	8,801,455	677,458	17,572,583

Total increase (decrease) in net assets	(707,791)	9,043,633	1,903,127	19,223,419

Net assets:
Beginning of period	13,240,198	4,196,565	27,203,887	7,980,468

End of period	$12,532,407	$13,240,198	$29,107,014	$27,203,887

Accumulated undistributed net investment income, end of period	$524,250	$347,303	$7,087	$78,969

See notes to the financial statements.

Statements of Changes in Net Assets (Unaudited)

	Dynamic VP HY Bond Fund
	Six Months Ended
	June 30, 2007	Year Ended
	(Unaudited)	December 31, 2006

Operations:
Net investment income	$966,785	$1,663,824
Net realized loss on investments	1,090,112	(52,157)
Change in unrealized appreciation (depreciation) on investments	(1,440,896)	1,197,492

Net increase in net assets resulting from operations	616,001	2,809,159

Distributions to shareholders:
Net investment income	(792,364)	(1,883,085)

Total distributions	(792,364)	(1,883,085)

Capital share transactions:
Proceeds from shares sold	26,594,169	139,777,384
Proceeds from shares issued to holders in reinvestment of distributions	792,364	1,883,085
Cost of shares redeemed	(64,397,547)	(133,025,705)

Net increase in net assets resulting from beneficial interest transactions	(37,011,014)	8,634,764

Total increase (decrease) in net assets	(37,187,377)	9,560,838

Net assets:
Beginning of period	44,705,213	35,144,375

End of period	$7,517,836	$44,705,213

Accumulated undistributed net investment income, end of period	$563,925	$389,504

See notes to the financial statements.

Financial Highlights

	Evolution VP Managed Bond Fund
	Six Months Ended
	June 30, 2007		Year Ended	Year Ended		July 1, 2004[1]
	(Unaudited)		December 31, 2006	to December 31, 2005		to December 31, 2004

Per share data:
Net asset value, beginning of period	$20.00		$19.61	$20.76		$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.31		0.63	0.67	[6]	0.32
Net realized and unrealized gain (loss) on investments	(0.40)		(0.19)	(1.54)		0.44

Total from investment operations	(0.09)		0.44	(0.87)		0.76

Less distributions:
Dividends from net investment income	—		(0.05)	(0.25)		—
Distributions from realized gains	—		—	(0.03)		—

Total distributions	—		(0.05)	(0.28)		—

Net asset value, end of period	$19.91		$20.00	$19.61		$20.76

Total return[8]	0.45%	[2]	2.23%	(4.19)%		3.80%	[2]
Supplemental data and ratios:
Net assets, end of period	$12,532,407		$13,240,198	$4,196,565		$753,551
Ratio of net expenses to average net assets excluding short dividends:
Before expense reimbursement/recoupment	2.42%	[3]	2.55%	4.69%		23.17%	[3]
After expense reimbursement/recoupment	2.00%	[3]	2.00%	2.00%		2.00%	[3]
Ratio of net expenses to average net assets including short dividends:
Before expense reimbursement/recoupment	—		—	4.93%		—
After expense reimbursement/recoupment	—		—	2.24%		—
Ratio of net investment income (loss) to average net assets including short dividends:
Before expense reimbursement/recoupment	2.37%	[3]	2.64%	0.68%		(17.98)%	[3]
After expense reimbursement/recoupment	2.79%	[3]	3.19%	3.37%	[7]	3.19%	[3]
Portfolio turnover rate[5]	441%		954%	978%		7%

1Commencement of operations.
2Not annualized.
3Annualized.
4Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
5Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.
6Net investment income (loss) before dividends on short positions for the year ended December 31, 2005 was $0.72 for the Evolution VP Managed Bond Fund.
7The net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the year ended December 31, 2005 was 3.60% for the Evolution VP Managed Bond Fund.
8All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes or any fees and expenses imposed under the Contracts and Plans, which would increase overall fees and expenses. Please refer to your Contract or Plan prospectus for a description of those fees and expenses. See notes to the financial statements.

See notes to the financial statements.

Financial Highlights

	Evolution VP All-Cap Equity Fund
	Six Months Ended
	June 30, 2007		Year Ended		Year Ended	July 1, 2004[1]
	(Unaudited)		December 31, 2006		December 31, 2005	to December 31, 2004

Per share data:
Net asset value, beginning of period	$25.71		$23.12		$21.06	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.07)		0.11		0.03	(0.15)
Net realized and unrealized gain (loss) on investments	1.21		2.83		2.03	1.21

Total from investment operations	1.14		2.94		2.06	1.06

Less distributions:
Dividends from net investment income	—		(0.00)	[6]	—	—
Distributions from realized gains	—		(0.35)		—	—

Total distributions	—		(0.35)		—	—

Net asset value, end of period	$26.85		$25.71		$23.12	$21.06

Total return[7]	4.40%	[2]	12.70%		9.78%	5.30%	[2]
Supplemental data and ratios:
Net assets, end of period	$29,107,014		$27,203,887		$7,980,468	$1,043,923
Ratio of net expenses to average net assets:
Before expense reimbursement/recoupment	1.90%	[3]	2.09%		3.84%	20.13%	[3]
After expense reimbursement/recoupment	1.98%	[3]	2.00%		2.00%	2.00%	[3]
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement/recoupment	(0.43)%	[3]	0.35%		(1.72)%	(19.66)%	[3]
After expense reimbursement/recoupment	(0.51)%	[3]	0.44%		0.12%	(1.53)%	[3]
Portfolio turnover rate[5]	447%		909%		1,001%	2%

1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
5 Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.
6 Amount less than $0.005 per share.
7 All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes or any fees and expenses imposed under the Contracts and Plans, which would increase overall fees and expenses. Please refer to your Contract or Plan prospectus for a description of those fees and expenses.

See notes to the financial statements.

Financial Highlights

	Dynamic VP HY Bond Fund
	Six Months Ended
	June 30, 2007		Year Ended	February 1, 2005[1]
	(Unaudited)		December 31, 2006	to December 31, 2005

Per share data:
Net asset value, beginning of period	$20.43		$20.05	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.45		0.96	0.90
Net realized and unrealized gain (loss) on investments	(0.48)		0.27	(0.60)

Total from investment operations	(0.03)		1.23	0.30

Less distributions:
Dividends from net investment income	(0.35)		(0.85)	(0.25)
Total distributions	(0.35)		(0.85)	(0.25)

Net asset value, end of period	$20.05		$20.43	$20.05

Total return[6]	(0.18)%	[2]	6.21%	1.50%	[2]
Supplemental data and ratios:
Net assets, end of period	$7,517,836		$44,705,213	$35,144,375
Ratio of net expenses to average net assets:
Before expense waiver/reimbursement	1.59%	[3]	1.68%	1.94%	[3]
After expense waiver/reimbursement	1.44%	[3]	1.67%	1.74%	[3]
Ratio of net investment income (loss) to average net assets:
Before expense waiver/reimbursement	4.28%	[3]	4.74%	4.78%	[3]
After expense waiver/reimbursement	4.43%	[3]	4.75%	4.98%	[3]
Portfolio turnover rate[5]	56%		538%	654%

1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
5 Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.
6 All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes or any fees and expenses imposed under the Contracts and Plans, which would increase overall fees and expenses. Please refer to your Contract or Plan prospectus for a description of those fees and expenses.

See notes to the financial statements.

Direxion Insurance Trust
(Formerly Potomac Insurance Trust)

Notes to the Financial Statements
June 30, 2007 (Unaudited)

1.	ORGANIZATION

Direxion Insurance Trust (the “Trust”) was organized as a Massachusetts business trust on December 28, 1999 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The series presently in operation are the Evolution VP Managed Bond Fund, the Evolution VP All-Cap Equity Fund (formerly the Evolution VP Managed Equity Fund), and the Dynamic VP HY Bond Fund (each a “Fund” and collectively, the “Funds”). Each Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act. The Trust offers shares to unaffiliated life insurance separate accounts (registered as unit investment trusts under the 1940 Act) to fund the benefits under variable annuity and variable life contracts. The Evolution VP Managed Bond Fund and Evolution VP All-Cap Equity Fund commenced operations on July 1, 2004. The Dynamic VP HY Bond Fund commenced operations on February 1, 2005.

The objective of the Evolution VP Managed Bond Fund is to seek the highest appreciation on an annual basis consistent with a high tolerance for risk by investing at least 80% of its assets (plus any borrowing for investment purposes) in fixed-income securities indirectly through securities that invest in or are a derivative of fixed-income securities, including exchange traded funds (“ETFs”) and closed-end investment companies (collectively, fixed-income securities). The objective of the Evolution VP All-Cap Equity Fund is to seek the highest appreciation on an annual basis consistent with a high tolerance for risk by investing at least 80% of its assets (plus any borrowing for investment purposes) in equity securities either directly through individual stocks and American Depository Receipts (“ADRs”) or indirectly through securities that invest in or are a derivative of equity securities. The objective of the Dynamic VP HY Bond Fund is to maximize total return (income plus capital appreciation) by investing primarily in debt instruments, including convertible securities, and derivatives of such instruments, with an emphasis on lower-quality debt instruments.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles.

a) Investment Valuation – Equity securities, OTC securities, swap agreements, closed-end investment companies, options, futures, and options on futures are valued at their last sales price, or if not available, the average of the last bid and asked prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price (“NOCP”). Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the amortized cost method. Other debt securities are valued by using the closing bid and asked prices provided by the Funds’ pricing service or, if such services are unavailable, by a pricing matrix method. Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Funds’ pricing service provides valuation that in the judgment of Rafferty Asset Managements, LLC (the “Adviser”) does not represent fair value, or the Fund or Adviser believes the market price is stale will be fair valued as determined by the Adviser under the supervision of the Board of Trustees.

b) Repurchase Agreements – Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Fund receives, as collateral, cash and/or securities (primarily U.S. government securities) whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

c) Swap Contracts – Each Fund may enter into equity swap contacts. Standard swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). The Fund’s obligations are accrued daily (offset by any amounts owed to the funds.)

In a “long” swap agreement, the counterparty will generally agree to pay the Funds the amount, if any, by which the notional amount of swap contract would have increased in value if the Funds had been invested in the particular securities, plus dividends that would have been received on those securities. The Funds will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities or other underlying securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund’s custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Funds on the notional amount are recorded as “unrealized gains or losses on swaps and futures” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps and futures.” Swap contracts are collateralized by the securities and cash of each particular Fund.

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the value of the swap, plus, in certain instances, the Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

The Dynamic VP HY Bond Fund may enter into credit default swaps. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a referenced entity, typically corporate issues on its obligation. The stream of payments is recorded as an unrealized gain or loss and adjusted to include up-front payments recorded as a component of unrealized gain or loss on swaps, and/or interest associated with the agreement until the swap is sold or expires, at which point it is recognized as a component of realized gain or loss. The Fund may use the swaps to attempt to gain exposure to debt securities without actually purchasing those securities or to hedge a position. The Fund may purchase credit protection on the referenced entity of the credit default swap (“Buy Contract”) or provide credit protection on the referenced entity of the credit default swap (“Sale Contract”). If a credit event occurs, the maximum payout amount for a sale contract is limited to the notional amount of the swap contract (“Maximum Payout Amount”). Maximum Payout Amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

Swap contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure that each Fund has under the swap contract. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying securities and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap contract in the event of default or bankruptcy of a swap contract counterparty.

d) Concentration of Risk – Dynamic VP HY Bond Fund invests in the Dow Jones CDX High Yield Note (“CDX”) and TRAINS (Targeted Return Securities Trust) High Yield Notes (“TRAINS”), which represent trusts of pooled investments. The TRAINS invest in a portfolio of high-yield debt securities, rated below investment grade and therefore have greater credit and liquidity risk than investment grade obligations. The high yield debt securities are generally unsecured and may be subordinated to other obligations of the issuer thereof. Upon a downgrade of an underlying securities rating to a specified level, the TRAINS may distribute the respective security on a pro-rata basis to the respective holders. The TRAINS may also invest in one or more interest rate swap or other swap transactions.

The CDX invests in a portfolio of credit default swap agreements and a repurchase agreement. Credit default swap agreements involve commitments to pay/receive a fixed interest rate in exchange for receipt/payment of the referenced obligation if a credit event affecting the referenced obligation occurs. The CDX is providing credit protection to the counterparties of the respective credit default swap agreements in exchange for a fixed interest rate payment, therefore there is credit risk with respect to the referenced entities of these credit default swap agreements. If a credit event occurs to a referenced entity, the Fund’s principal amount in the CDX will be reduced by its pro-rata interest in the respective credit default swap agreement. A credit event may include a failure to pay interest or principal, bankruptcy, or restructuring. Any recoverable amounts of the liquidation of the referenced obligation will be allocated pro rata to the holders of the CDX.

e) Short Positions – Each Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short positions may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily.

f) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for written options, futures contracts and short positions.

g) Security Transactions – Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

h) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income and excise taxes.

i) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each series, such as Advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective net assets.

j) Distributions to Shareholders – Each Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions for the Funds during the periods ended June 30, 2007 and December 31, 2006, were as follows:

	Evolution VP Managed Bond Fund		Evolution VP All-Cap Equity Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2007	December 31,	June 30, 2007	December 31,
	(Unaudited)	2006	(Unaudited)	2006
Distributions paid from:
Ordinary Income	$—	$30,745	$—	$362,670
Long-term capital gain	—	—	—	208

Total distributions paid	$—	$30,745	$—	$362,878

	Dynamic VP HY Bond Fund
	Six Months Ended	Year Ended
	June 30, 2007	December 31,
	(Unaudited)	2006
Distributions paid from:
Ordinary Income	$792,364	$1,883,085
Long-term capital gain	—	—

Total distributions paid	$792,364	$1,883,085

As of December 31, 2006, the components of distributable earnings of the Funds were as follows:

	Evolution VP	Evolution VP	Dynamic VP HY
	Managed Bond Fund	All-Cap Equity Fund	Bond Fund

Cost basis of investments for federal income tax purposes	$11,527,418	$27,936,261	$41,541,731

Unrealized Appreciation	144,871	1,787,632	584,899
Unrealized Depreciation	(137,932)	(949,092)	(57,103)

Net unrealized appreciation/(depreciation)	6,939	838,540	527,796

Undistributed ordinary income/(loss)	347,303	1,326,522	1,258,805
Undistributed long-term gain/(loss)	—	71,837	—

Distributable earnings	347,303	1,398,359	1,258,805 *

Other Accumulated gain/(loss)	(238,610)	(486)	(1,128,891)

Total Accumulated gain/(loss)	$115,632	$2,236,413	$657,710

*Includes tax swap adjustments.

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales.

k) Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Funds during the periods ended June 30, 2007 and December 31, 2006 were as follows:

	Evolution VP Managed Bond Fund		Evolution VP All-Cap Equity Fund
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2007	December 31,	June 30, 2007	December 31,
	(Unaudited)	2006	(Unaudited)	2006

Shares sold	58,383	514,029	152,250	798,745
Shares issued in reinvestment of distributions		1,537		14,022
Shares redeemed	(90,862)	(67,489)	(126,058)	(99,872)

Total net increase from capital share transactions	(32,479)	448,077	26,192	712,895

	Dynamic VP HY Bond Fund
	Six Months
	Ended	Year Ended
	June 30, 2007	December 31,
	(Unaudited)	2006

Shares sold	1,295,659	6,997,498
Shares issued in reinvestment of distributions	38,702	92,387
Shares redeemed	(3,147,314)	(6,654,494)

Total net increase from capital share transactions	(1,812,953)	435,391

4.	INVESTMENT TRANSACTIONS

During the period ended June 30, 2007, the aggregate purchases and sales of investments (excluding short-term investments) for each Funds were as follows:

	Evolution VP Managed	Evolution VP All-Cap	Dynamic VP HY
	Bond Fund	Equity Fund	Bond Fund

Purchases	$38,260,720	$118,924,002	$15,847,218
Sales	46,304,818	123,538,777	29,010,796

There were no purchases or sales of long-term U.S. Government Securities during the period ended June 30, 2007 for any of the Funds.

The Evolution VP Managed Bond Fund had post October losses (“POL”), capital losses incurred between October 31st and December 31st, of $56,830. The Evolution VP All-Cap Equity Fund had POL of $486. The Dynamic VP HY Bond Fund had POL of $68,355.

At December 31, 2006, the following funds had capital loss carryforwards on a tax basis of:

	Capital Loss
	Carryforwards	Expires

Evolution VP Managed Bond Fund	$(143,203)	12/31/13
	$(38,577)	12/31/14
Evolution VP All-Cap Equity Fund	—
Dynamic VP HY Bond Fund	(756,247)	12/31/13
	(304,289)	12/31/14

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. U.S. generally accepted accounting principles require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

At December 31, 2006 on the Statements of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

	Accumulated
	Net	Undistributed Net
	Realized	Investment
	Gain/(Loss)	Income/(Loss)	Paid-in Capital

Evolution VP Managed Bond Fund	$(59,134)	$59,134	$—
Evolution VP All-Cap Equity Fund	1,224	(1,226)	2
Dynamic VP HY Bond Fund	(305,305)	305,305	—

Differences are primarily due to income tax treatment of certain security investments.

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an investment advisory agreement with the Adviser. The Adviser receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund’s average daily net assets. In addition, the Adviser has entered into a sub-advisory agreement related to the Evolution VP Managed Bond Fund and the Evolution VP All-Cap Equity Fund with Flexible Plan Investments, Ltd., whereby the sub-adviser will direct investment activities of the Funds. The Adviser pays, out of the management fees it receives from the Funds, a fee for these sub-advisory services. Prior to July 1, 2006, the Adviser entered into a sub-advisory agreement related to the Dynamic VP HY Bond Fund. Effective July 1, 2006, the sub-advisory agreement was terminated. For the period ended June 30, 2007, the Adviser has voluntarily agreed to pay all operating expenses (excluding dividends on short positions), in excess of the annual cap on expenses presented below as applied to the Dynamic VP HY Bond Fund’s average daily net assets. Because this is a voluntary waiver, the Adviser may change or end the waiver at any time. With respect to the Evolution VP Managed Bond Fund and the Evolution VP All-Cap Equity Fund, the Adviser has contractually agreed to pay all operating expenses (excluding dividends on short positions), in excess of the annual cap on expenses presented below as applied to each Fund’s average daily net assets. The Adviser may recover from the Funds the expenses paid in excess of the annual cap on expenses for the three previous years, as long as the recovery does not cause the Fund to exceed such annual cap on expenses. For the period ended June 30, 2007, the Adviser paid or recouped the following expenses:

	Evolution VP Managed	Evolution VP All-Cap	Dynamic VP HY
	Bond Fund	Equity Fund	Bond Fund

Annual Advisory rate	1.00%	1.00%	0.75%
Annual cap on expenses	2.00%	2.00%	1.75%
Expenses paid in excess of annual cap on expenses — 2007	$26,938	$—	$—
Adviser expense waiver recovery — 2007	$—	$10,616	$—

Remaining expenses subject to potential recovery expiring in:

	Evolution VP Managed	Evolution VP All-Cap	Dynamic VP HY
	Bond Fund	Equity Fund	Bond Fund

2007	$53,095	$47,757	$—
2008	60,627	66,665	—
2009	49,690	16,813	—
2010	26,938	—	—

Total	$190,350	$131,235	$—

Shares of the Evolution VP Managed Bond and the Evolution VP All-Cap Equity Funds are subject to an annual Rule 12b-1 fee of up to 0.25% of Fund’s average daily net assets. The shares of the Dynamic VP HY Bond Fund are subject to an annual Rule 12b-1 fee of up to 0.60% of Fund’s average daily net assets. The Rule 12b-1 fees are to pay the insurance company of the plan sponsor for its services for servicing shareholder accounts. Because the fees are paid out of each Fund’s net assets on an ongoing basis, the cost of an investment in a Fund will increase over time.

The Adviser paid directly all offering costs and organizational expenses associated with the registration and seeding of each Fund.

Rafferty Capital Markets, LLC (the “Distributor”) serves as principal underwriter of the Funds and acts as the Funds’ distributor in a continuous public offering of the Funds’ shares. During the period ended June 30, 2007, Dynamic VP HY Bond Fund incurred expenses of $130,889 under Rule 12b-1, of which $32,722 was waived by the Distributor. There were no 12b-1 fees retained by the Distributor for the period ended June 30, 2007. The fee is paid to the Distributor for expenses incurred for distribution-related activities. The Distributor is an affiliate of the Adviser.

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

6.	NEW ACCOUNTING PRONOUNCEMENTS

In July, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as the fund’s last NAV calculation in the first required financial statement reporting period. Management has evaluated the impact of FIN 48 and has determined there is no material impact to the financial statements.

In September 2006, FASB issued its new Standard No. 157, Fair Value Measurements (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier adoption is permitted. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

Investment Advisory and Subadvisory Agreements Approvals (Unaudited)

Provided below is a summary of certain of the factors the Board considered at the August 15, 2007 Board meeting in approving: (1) the Advisory Agreement between Rafferty Asset Management (“Rafferty”) and the Direxion Insurance Trust (the “Trust”), on behalf of the Dynamic VP HY Bond Fund, Evolution VP Managed Bond Fund and Evolution VP All-Cap Equity Fund (each, a “Fund” and collectively, the “Funds”), each a series of the Trust; and (2) the Subadvisory Agreement between Rafferty and Flexible Plan Investments, Inc. (the “Subadviser” or “Flexible”) on behalf of the Evolution VP Managed Bond Fund and Evolution VP All-Cap Equity Fund (collectively, the “Evolution Funds”).

The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and Subadvisory Agreement (collectively, the “Agreements”) and each Trustee may have afforded different weight to the various factors.

In determining whether to approve the continuance of the Agreements, the Board considered the best interests of each Fund separately. In addition, while the Agreements for the Funds were considered at the same Board meeting, the Board considered each Fund’s investment advisory and subadvisory relationships separately. In each instance, the Board considered, among other things, the following factors: (1) the nature and quality of the services provided; (2) the investment performance of each Fund; (3) the cost to Rafferty or the Subadviser for providing services and the profitability of the advisory business to Rafferty or the Subadviser, if such information was provided; (4) the extent to which economies of scale have been taken into account in setting the fee schedule; (5) whether fee levels reflect these economies of scale for the benefit of Fund investors; and (6) other benefits derived or anticipated to be derived by Rafferty or the Subadviser from its relationship with the Funds.

Nature, Extent and Quality of Services Provided.  The Board reviewed the nature, extent and quality of the services provided under the Advisory Agreement by Rafferty. The Board noted that Rafferty has provided services to the Funds since their inception and has significant investment experience. The Board also noted that Rafferty attempts to trade efficiently with low commission schedules, which helps improve performance results. The Board considered Rafferty’s representation that it has the financial resources and appropriate staffing to manage the Funds. The Board also considered Rafferty’s ability to adopt and implement compliance and control functions for the Funds and noted that information concerning portfolio management and a report from the chief compliance officer are provided on a periodic basis to the Board. The Board also considered Rafferty’s ability to increase assets of the Trust complex. The Board also considered that Rafferty oversees all aspects of the operation of the Funds, including oversight of the Subadviser.

Regarding the Subadvisory Agreement with Flexible, the Board noted that the primary role of Flexible is to provide an investment program for the Evolution Funds. The Board also noted that there would be no change in the services provided by Flexible.

Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the nature, extent and quality of the services provided by Rafferty to the Funds under the Agreement and Flexible under the applicable Subadvisory Agreement were fair and reasonable.

Performance of the Funds.  The Board noted that Rafferty began directly managing the Dynamic VP HY Bond Fund’s assets on July 1, 2006. The Board evaluated the performance of the Fund to market indices for the period ending August 15, 2007. Also, with respect to the Evolution VP Managed Bond Fund and the Evolution VP All-Cap Equity Fund, the Board evaluated the performance of the Funds to market indices for the period ending August 15, 2007.

Costs of Services Provided to the Funds and Profits Realized.  The Board considered the overall fees paid to Rafferty on an annual basis since each Fund’s commencement of operations, including any fee waivers and recoupment of fees previously waived. The Board also noted that Rafferty charges similar fees to other comparable client accounts. In considering the fees paid or to be paid by Rafferty to Flexible, the Board considered that the fees are higher than the industry average. The Board also noted that Rafferty negotiated the lowest fee Flexible charges for comparable client accounts. In addition, Rafferty also negotiated breakpoints in subadvisory fees with Flexible. In considering the profitability of Rafferty, the Board considered the overall profitability of Rafferty’s investment business and its representation that it does not assess profitability with respect to its services to individual Funds. In considering the profitability of Flexible, the Board considered Flexible’s representation that it did not earn pre- or post-tax profits on its services to the Evolution Funds.

Based on these considerations, the Board determined that, in the exercise of its business judgment, the costs of the services provided and the profits realized under the Agreements were fair and reasonable.

Economies of Scale.  The Board considered Rafferty’s representation that it believes that asset levels at this time are not sufficient to warrant a reduction in fee rates or the addition of breakpoints. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the reduction in fee rates or additions of breakpoints were not necessary at this time.

Other Benefits.  The Board considered Rafferty’s representation that its relationship with the Funds has permitted Rafferty to attract business to its other client accounts. The Board also considered that Rafferty’s overall business with brokerage firms due to both the Funds and other client accounts help lower commission rates and provide better execution for Fund portfolio transactions. The Board also considered that Flexible has greater access to certain trust platforms due to its subadvisory services to the Evolution Funds. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the benefits to Rafferty and Flexible were fair and reasonable.

Conclusion.  Based on, but not limited to, the above considerations and determinations, the Board determined that the Agreements for the Funds were fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted in favor of the continuance of the Agreements.

Advisor
Rafferty Asset Management, LLC
33 Whitehall Street, 10th Floor
New York, NY 10004

Sub-Advisor
Flexible Plan Investments, Ltd.
3883 Telegraph Road
Bloomfield Hills, MI 48302

Administrator, Transfer Agent, Dividend
Paying Agent & Shareholding Servicing Agent

U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian

U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Ernst & Young LLP
233 S. Wacker Dr.
Chicago, IL 60606

Distributor

Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Funds files complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SEMI-ANNUAL
REPORT

June 30, 2007

33 Whitehall Street, 10th Floor
New York, NY 10004

(800) 851-0511

Item 2. Code of Ethics.
Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable to open-end investment companies.
Item 6. Schedule of Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.
Not applicable to open-end investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

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Item 11. Controls and Procedures.
(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Not Applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Direxion Insurance Trust

By (Signature and Title)*	/s/ Daniel O’Neill
Daniel O’Neill, President
Date	9/6/2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Daniel O’Neill
Daniel O’Neill, President

Date	9/6/2007

By (Signature and Title)*	/s/ Todd Kellerman
Todd Kellerman, Chief Financial Officer

Date	9/6/2007
* Print the name and title of each signing officer under his or her signature.

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